Shareholder Report, Average Annual Return (Details) 191660_Iman Fund_Class K_TSR Annual {Class K}	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | Class K
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K (without sales charge)
Average Annual Return, Percent	44.98%	12.14%	14.30%
Dow Jones Islamic Market World Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Islamic Market World Index TR
Average Annual Return, Percent	37.86%	11.90%	14.40%